Managers AMG TSCM Growth Equity Fund (Prospectus Summary) | Managers AMG TSCM Growth Equity Fund
Managers AMG TSCM Growth Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the Managers AMG TSCM Growth Equity Fund (the "Fund") is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG TSCM Growth Equity Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		1.04%	1.14%	0.89%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.05%	1.90%	1.65%
Fee Waiver and Expense Reimbursements	[2]	(0.85%)	(0.85%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.20%	1.05%	0.80%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transactio costs, acquired fund fees and expenses, and extraordinary expenses) to 0.79% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the currect applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthtical above) of the Investor Class, Service Class, and Institutional Class would be 1.29%, 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through March 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG TSCM Growth Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	122	561	1,025	2,311
Service Class	107	514	947	2,153
Institutional Class	82	437	817	1,883

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities
(generally common and preferred stocks). The Fund seeks to achieve its investment objective by building a concentrated U.S. equity growth portfolio that the Subadvisor believes will generate positive returns over the long-term.
The Subadvisor utilizes a bottom-up, fundamental, research-intensive approach to identify a select group of approximately 30-40 stocks which the Subadvisor believes will outperform the market. The Fund anticipates making investments in companies representing a broad range of market capitalizations, which generally may include large-, mid-, and small-capitalization growth companies. It is anticipated that the Fund's market capitalization will be weighted more heavily towards large- and mid-capitalization stocks. Additionally, the Fund may invest up to 10% of its assets in Initial Public Offerings ("IPOs"). The Subadvisor utilizes fundamental growth equity research which emphasizes the quality of a company's management, identifying superior business models that have a sustainable competitive advantage, and the potential for strong, consistent growth. Potential investments are normally generated through traditional financial analysis, company visits, and management assessments. The Fund seeks to outperform the Russell 3000® Growth Index over a full market cycle. The
Sub-advisor may invest up to 20% of the Fund's net assets in foreign securities.
To gain exposure to foreign issuers, the Fund may invest in American Depositary
Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or ordinary shares of
non-U.S. listed companies.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk--a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Foreign Securities Risk--securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk--growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

IPO Risk--investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in
IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

Large-Capitalization Stock Risk--the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-or mid-capitalization companies.

Market Risk--market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk--companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology, industrials, health care, and consumer discretionary sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and inter-est rates, changes in consumer confidence and spending, government regulation,commodity prices and competitive pressures.
Companies in the health care sector may be affected by government regulation, government approval of products and services, technological obsolescence, patent expirations, product liability or other litigation, and changes in governmental and private payment systems. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.

Small- and Mid-Capitalization Stock Risk--the stocks of small-and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Service Class)

Best Quarter: 12.69% (4th Quarter 2011) Worst Quarter: -19.72% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers AMG TSCM Growth Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	(5.17%)	7.02%	Jul. 30, 2010
Service Class	Service Class Return Before Taxes	(4.39%)	7.62%	Jul. 30, 2010
Service Class After Taxes on Distributions	Service Class Return After Taxes on Distributions	(4.39%)	7.62%	Jul. 30, 2010
Service Class After Taxes on Distributions and Sales	Service Class Return After Taxes on Distributions and Sale of Fund Shares	(2.86%)	6.49%	Jul. 30, 2010
Institutional Class	Institutional Class Return Before Taxes	(4.73%)	7.51%	Jul. 30, 2010
Russell 3000® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.18%	14.39%	Jul. 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.